Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The following is hereby added to the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for BYLD:
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Change in a Fund’s “Principal Investment Strategies”
The reference to “Russia” in the fourth paragraph in the section of the Summary Prospectus and Prospectus for LEMB entitled “Principal Investment Strategies” is hereby deleted in its entirety.
Appendix A
Supplement to the Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares Yield Optimized Bond ETF (BYLD)
Appendix B
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)
Appendix C
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares J.P. Morgan EM Corporate Bond ETF (CEMB)
iShares J.P. Morgan EM High Yield Bond ETF (EMHY)
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)
iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares J.P. Morgan USD Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Multi-Asset Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Appendix A
Supplement to the Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Yield Optimized Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The following is hereby added to the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for BYLD:
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Appendix A
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares Yield Optimized Bond ETF (BYLD)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Interest Rate Hedged Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Appendix B
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares J.P. Morgan EM Local Currency Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
Change in a Fund’s “Principal Investment Strategies”
The reference to “Russia” in the fourth paragraph in the section of the Summary Prospectus and Prospectus for LEMB entitled “Principal Investment Strategies” is hereby deleted in its entirety.
Appendix C
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares J.P. Morgan EM Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares J.P. Morgan EM Corporate Bond ETF (CEMB)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares J.P. Morgan EM High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
Appendix C
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares J.P. Morgan EM High Yield Bond ETF (EMHY)
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.